Bank Loans and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Detailed Information About Borrowings

		At December 31, (1)
													Carrying		Fair		Carrying
											2026		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2021		2022		2023		2024		2025		Thereafter		31, 2020		31, 2020		31, 2019(1)
Short-term debt:
Fixed rate debt:
Colombian pesos
Bank loans	Ps.	168	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	168	Ps.	168	Ps.	769
Interest rate		2.1%		—		—		—		—		—		2.1%		—		5.1%
Argentine pesos
Bank loans		711		—		—		—		—		—		711		711		126
Interest rate		44.7%		—		—		—		—		—		44.7%		—		63.5%
Chilean pesos
Bank loans		1,027		—		—		—		—		—		1,027		1,027		977
Interest rate		1.9%		—		—		—		—		—		1.9%		—		2.6%
U.S. dollars
Bank loans		1,150		—		—		—		—		—		1,150		1,150		1,038
Interest rate		2.0%		—		—		—		—		—		2.0%		—		2.6%
Uruguayan pesos
Bank loans		498		—		—		—		—		—		498		498		63
Interest rate		15.1%		—		—		—		—		—		15.1%		—		11.6%
Guatemalan quetzal
Bank loans		63		—		—		—		—		—		63		63		—
Interest rate		6.3%		—		—		—		—		—		6.3%		—		—
Variable rate debt:
Mexican pesos
Bank loans		360		—		—		—		—		—		360		360		100
Interest rate		5.2%		—		—		—		—		—		5.2%		—		7.9%
Colombian pesos
Bank loans		492		—		—		—		—		—		492		492		431
Interest rate		3.0%		—		—		—		—		—		3.0%		—		4.7%
Argentine pesos
Bank loans		—		—		—		—		—		—		—		—		32
Interest rate		—		—		—		—		—		—		—		—		54.3%
Brazilian reals
Bank loans		—		—		—		—		—		—		—		—		399
Interest rate		—		—		—		—		—		—		—		—		9.4%
Total short-term debt	Ps.	4,469	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,469	Ps.	4,469	Ps.	3,935

		At December 31, (1)
													Carrying		Fair		Carrying
											2026		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2021		2022		2023		2024		2025		Thereafter		31, 2020		31, 2020		31, 2019(1)
Long-term debt:
Fixed rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	24,469	Ps.	—	Ps.	—	Ps.	—	Ps.	24,469	Ps.	25,517	Ps.	21,046
Interest rate		—		—		1.7%		—		—		—		1.7%		—		1.7%
U.S. dollars
Yankee bond		—		—		—		—		—		50,597		50,597		57,967		37,575
Interest rate		—		—		—		—		—		3.1%		3.1%		—		4.5%
Bank of NY (FEMSA USD 2023)		—		—		5,975		—		—		—		5,975		6,258		5,593
Interest rate (1)		—		—		2.9%		—		—		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		13,805		13,805		17,486		12,943
Interest rate (1)		—		—		—		—		—		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		49,549		49,549		55,422		—
Interest rate (1)		—		—		—		—		—		3.5%		3.5%		—		—
Bank loans		—		—		—		2,293		—		—		2,293		2,293		2,185
Interest rate		—		—		—		3.7%		—		—		3.7%		—		3.6
Mexican pesos
Domestic senior notes		2,502		—		7,496		—		—		11,485		21,483		22,638		18,484
Interest rate		8.3%		—		5.5%		—		—		7.7%		7.0%		—		6.9%
Bank loans		48		38		32		25		22		—		165		165		115
Interest rate		9.1%		9.9%		9.5%		9.0%		8.7%		—		9.3%		—		9.3%
Brazilian reais
Bank loans		59		50		28		19		1		—		157		157		434
Interest rate		5.7%		6.0%		6.4%		6.6%		6.6%		—		6.1%		—		7.3%
Chilean pesos
Bank loans		15		—		—		—		—		—		15		15		40
Interest rate		3.2%		—		—		—		—		—		3.2%		—		3.4%
Uruguayan pesos
Bank loans		770		261		—		—		—		—		1,031		1,031		1,265
Interest rate		10.3%		12.2%		—		—		—		—		10.8%		—		5.8%
Subtotal	Ps.	3,394	Ps.	349	Ps.	38,000	Ps.	2,337	Ps.	23	Ps.	125,436	Ps.	169,539	Ps.	188,949	Ps.	99,680
(1)	All interest rates shown in this table are weighted average contractual annual rates.

		At December 31, (1)
													Carrying		Fair		Carrying
											2026		Value at		Value at		Value at
(in millions											and		December		December		December
of Mexican pesos)	2021		2022		2023		2024		2025		Thereafter		31, 2020		31, 2020		31, 2019(1)
Variable rate debt:
Mexican pesos
Domestic senior notes		—		1,459		—		—		1,722		—		3,181		3,176		1,459
Interest rate (1)		—		4.7%		—		—		4.6%		—		4.6%		—		8.0%
Bank Loans		238		102		54		367		6,003		3,007		9,771		9,834		9,864
Interest rate (1)		5.8%		6.0%		6.2%		5.3%		5.0%		5.2%		8.4%		—		8.4%
Brazilian reais
Bank loans		43		4		—		—		—		—		47		48		242
Interest rate		8.1%		8.1%		—		—		—		—		8.1%		—		7.8%
Colombian pesos
Bank loans		18		7		—		—		—		—		25		25		422
Interest rate		4.4%		4.4%		—		—		—		—		4.4%		—		5.7%
Chilean pesos
Bank loans		639		657		337		—		—		—		1,633		1,633		2,349
Interest rate		5.8%		2.0%		2.0%		—		—		—		3.5%		—		4.1%
Subtotal	Ps.	938	Ps.	2,229	Ps.	391	Ps.	367	Ps.	7,725	Ps.	3,007	Ps.	14,657	Ps.	14,716	Ps.	14,336
Total long-term debt	Ps.	4,332	Ps.	2,578	Ps.	38,391	Ps.	2,704	Ps.	7,748	Ps.	128,443	Ps.	184,196	Ps.	203,665	Ps.	114,016
Current portion of long-term debt														(4,332)				(12,269)
													Ps.	179,864			Ps.	101,747
(1)	All interest rates shown in this table are weighted average contractual annual rates.

Summary of Financial Instruments by Type of Interest Rate

											2026 and	Total		Total
Hedging Derivative Financial Instruments (1)	2021		2022		2023		2024		2025		Thereafter	2020		2019
	(notional amounts in millions of Mexican pesos)														`
Cross currency swaps:
U.S. dollars to Mexican pesos
Fixed to variable (3)	Ps.	—	Ps.	—	Ps.	11,403	Ps.	—	Ps.	—	9,575	Ps.	20,979	Ps.	11,403
Interest pay rate		—		—		5.7%		—		—	9.5%		7.5%		8.8%
Interest receive rate		—		—		4.0%		—		—	3.9%		4.0%		4.0%
Fixed to fixed		—		—		6,853		—		10,000	6,982		23,835		18,982
Interest pay rate		—		—		7.8%		—		8.2%	8.2%		8.1%		9.0%
Interest receive rate		—		—		3.2%		—		3.5%	3.3%		3.3%		3.9%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	8.8%		8.8%		9.4%
Interest receive rate		—		—		—		—		—	4.2%		4.2%		4.4%
U.S. dollars to Brazilian reais
Fixed to fixed		—		—		—		—		—	—		—		4,365
Interest pay rate		—		—		—		—		—	—		—		8.3%
Interest receive rate		—		—		—		—		—	—		—		2.9%
Variable to fixed		—		—		—		—		—	—		—		9,046
Interest pay rate		—		—		—		—		—	—		—		9.5%
Interest receive rate		—		—		—		—		—	—		—		3.9%
Chilean pesos
Variable to fixed		—		—		—		—		—	—		—		163
Interest pay rate		—		—		—		—		—	—		—		6.9%
Interest receive rate		—		—		—		—		—	—		—		4.7%
Colombian pesos
Fixed to fixed		—		—		—		—		—	404		404		—
Interest pay rate		—		—		—		—		—	5.0% %		5.0%		—
Interest receive rate		—		—		—		—		—	2.4% %		2.4%		—
Interest rate swaps:
Mexican pesos
Variable to fixed rate:		449		458		1,515		2,294		—	—		4,716		4,353
Interest pay rate		7.6%		6.6%		5.8%		3.6%		—	—		5.0%		4.9%
Interest receive rate		1.0%		4.0%		1.8%		3.7%		—	—		2.9%		3.9%
Variable to fixed rate (3):
Interest pay rate		—		—		7.2%		—		—	—		7.2%		7.2%
Interest receive rate		—		—		5.7%		—		—	—		5.7%		8.8%
(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)	Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.8,869, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a variable rate of 9.4%.
(3)

Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 5.7% and pay a fixed rate of 7.2%; joined with a cross currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 5.7%.

Summary of Interest Expense

For the years ended December 31, 2020,  2019 and 2018, the interest expense is comprised as follows:

	2020		2019		2018
Interest on debts and borrowings	Ps.	10,788	Ps.	6,434	Ps.	6,760
Capitalized interest		—		—		(5)
Finance charges for employee benefits		456		382		373
Derivative instruments		1,428		2,300		2,649
Finance operating charges		(231)		243		48
Finance charges payable for leases		5,075		4,774		—
	Ps.	17,516	Ps.	14,133	Ps.	9,825

Summary of Liabilities Arising from Financing Activities

19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January		Cash Flows		Non-cash effects								December 31,
	1, 2020												2020
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	20,807	Ps.	(1,286)	Ps.	—	Ps.	—	Ps.	221	Ps.	(312)	Ps.	19,430
Notes payable		97,144		67,380		—		—		4,813		(101)		169,235
Total liabilities from financing activities		117,951		66,093		—		—		5,034		(413)		188,664
Financial leases		54,679		(9,810)		1,765		7,982		(584)		4,276		58,308
Total financing activities	Ps.	172,630	Ps.	56,283	Ps.	1,765	Ps.	7,982	Ps.	4,450	Ps.	3,863	Ps.	246,972
(1)	Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2019		Cash Flows			Non-cash effects							31, 2019
									Foreign
									Exchange
									Income
					Acquisition		New leases		(Loss)		Others
Bank loans	Ps.	22,944	Ps.	(2,999)	Ps.	1,917	Ps.	—	Ps.	(397)	Ps.	(658)	Ps.	20,807
Notes payable		105,720		(5,022)		—		—		(1,244)		(2,310)		97,144
Total liabilities from financing activities		128,664		(8,021)		1,917		—		(1,641)		(2,968)		117,951
Financial leases		50,220		(8,848)		2,187		7,490		(10)		3,640		54,679
Total liabilities from financing activities		178,884	Ps.	(16,869)	Ps.	4,104	Ps.	7,490	Ps.	(1,651)	Ps.	672	Ps.	172,630

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2018		Cash Flows			Non-cash effects							31, 2018
									Foreign
									Exchange
					Acquisition		New leases		Movement		Others
Bank loans	Ps.	13,669	Ps.	8,313	Ps.	1,147	Ps.	—	Ps.	417	Ps.	(602)	Ps.	22,944
Notes payable		117,551		(9,314)		—		—		(769)		(1,840)		105,628
Lease liabilities		128		(26)		—		—		(10)		—		92
Total liabilities from financing activities		131,348		(1,027)		1,147		—		(362)		(2,442)		128,664